Management Compensation Plans Management Compensation Plans (Schedule of Weighted-average Discount Rate for RSUs) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Holding period discount	30.00%	30.00%	30.00%